COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs		$ 9,534	$ 25,424
Total		$ 9,534	$ 25,424